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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch              New York, NY          May 13, 2009
------------------------         ---------------       --------------
      [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                            ----------------

Form 13F Information Table Entry Total:                                   52
                                                            ----------------

Form 13F Information Table Value Total:                             $216,926
                                                            ----------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         --------                   -------------------------


                                                 Stelliam Investment Management, LP
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009


                                                                                       Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value     Shares or
                           Title of         Cusip          (in      Principal SH/ Put/      Shared  Shared Other
Issuer                       Class          Number     thousands)    Amount  PRN Call  Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
012 SMILE COMMUNICATIONS
LTD                          ORD SHS       M98939107      $1,599     273,384  SH        X                           273,384
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                      SHS           H0023R105      $2,424      60,000  SH        X                            60,000
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM           00817Y108      $2,433     100,000  SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL       NOTE 7.50%
CMNTY                        8/15/25       00828UAB9        $990   1,000,000 PRN        X                         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 3.50%
AFFYMETRIX INC               1/15/38       00826TAG3      $3,710   7,000,000 PRN        X                         7,000,000
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                  COM           037411105      $3,845      60,000  SH        X                            60,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC            COM           038222105      $3,763     350,000  SH        X                           350,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                     COM           00206R102      $7,938     315,000  SH        X                           315,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                     COM           00206R102     $12,600     500,000  SH  CALL  X                           500,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC            COM           17275R102      $6,708     400,000  SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER CORP        COM           18538R103        $899     111,900  SH        X                           111,900
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES
INC                          COM           191219104      $5,606     425,000  SH        X                           425,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES
INC                          COM           191219104      $2,638     200,000  SH  CALL  X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                COM           203372107      $3,408     300,000  SH        X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS               COM           20825C104      $3,916     100,000  SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC        CL B          210795308      $2,643     300,000  SH        X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      COM NEW       247361702      $3,378     600,000  SH        X                           600,000
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC                     ADR           284131208      $1,328     200,000  SH  CALL  X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW             COM           29364G103      $4,426      65,000  SH        X                            65,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value     Shares or
                           Title of         Cusip          (in      Principal SH/ Put/      Shared  Shared Other
Issuer                       Class          Number     thousands)    Amount  PRN Call  Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                  COM           26875P101      $4,381      80,000  SH        X                            80,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 11.25%
EXPRESSJET HOLDINGS INC      8/1/23        30218UAB4      $5,760   8,000,000 PRN        X                         8,000,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC      COM NEW       30218U306      $1,890   1,750,000  SH        X                         1,750,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC      COM           38141G104      $3,711      35,000  SH        X                            35,000
------------------------------------------------------------------------------------------------------------------------------------
HILL ROM HLDGS INC           COM           431475102      $2,473     250,000  SH        X                           250,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP            COM           440452100      $5,549     175,000  SH        X                           175,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 3.50%
INCYTE CORP                  2/15/11       45337CAF9      $5,263  10,000,000 PRN        X                        10,000,000
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                COM           460146103      $2,464     350,000  SH        X                           350,000
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                COM           460146103      $2,112     300,000  SH  CALL  X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO          COM           46625H100      $5,981     225,000  SH        X                           225,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                    COM           55616P104      $4,673     525,000  SH        X                           525,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                    COM           55616P104      $4,450     500,000  SH  CALL  X                           500,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                  COM           583916101      $5,130   1,000,000  SH        X                         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                  COM           583916101        $908     177,000  SH  CALL  X                           177,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 2.25%
MEDAREX INC                  5/15/11       583916AG6     $11,194  15,000,000 PRN        X                        15,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC        COM           595112103      $2,233     550,000  SH  CALL  X                           550,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 1.875%
MICRON TECHNOLOGY INC        06/01/14      595112AH6      $5,060  11,000,000 PRN        X                        11,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM           594918104      $6,889     375,000  SH        X                           375,000
------------------------------------------------------------------------------------------------------------------------------------
OSCIENT PHARMACEUTICALS      NOTE 3.50%
CORP                         4/15/11       68812RAC9         $79   7,570,000 PRN        X                         7,570,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED FINANCIAL
INC                          COM           712704105      $4,493     250,000  SH        X                           250,000
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP        COM           716495106      $3,365     175,000  SH        X                           175,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                       Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value     Shares or
                           Title of         Cusip          (in      Principal SH/ Put/      Shared  Shared Other
Issuer                       Class          Number     thousands)    Amount  PRN Call  Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD                ORD           M81869105      $1,623     325,000  SH        X                           325,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                 COM           80004C101      $5,060     400,000  SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 1.00%
SANDISK CORP                 5/15/13       80004CAC5      $6,050  10,000,000 PRN        X                        10,000,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC         COM           832248108      $3,311     350,000  SH        X                           350,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 4.00%
SMITHFIELD FOODS INC         6/30/13       832248AR9      $2,810   4,000,000 PRN        X                         4,000,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                   COM           86764P109      $3,310     125,000  SH        X                           125,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                   COM           86764P109     $15,888     600,000  SH  CALL  X                           600,000
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC            COM           889478103       3,405     187,500  SH        X                           187,500
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC       COM           91324P102      $2,302     110,000  SH        X                           110,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC            COM           959319104      $5,373     450,000  SH        X                           450,000
------------------------------------------------------------------------------------------------------------------------------------
WUXI PHARMATECH CAYMAN       SPONS
INC                          ADR SHS       929352102      $2,039     450,000  SH        X                           450,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC               COM           98385X106      $3,445     112,500  SH        X                           112,500
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $216,926
(in thousands)
